Shareholder Report, Line Graph (Details) - USD ($)	Oct. 02, 2023	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023
C000243427
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Core ETF
Account Value	$ 10,000	$ 12,356	$ 11,895	$ 11,765	$ 11,274	$ 11,815	$ 11,485	$ 11,034	$ 11,154	$ 10,470	$ 9,720
C000243428
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Growth ETF
Account Value	$ 10,000	12,463	12,674	12,033	11,442	11,983	11,823	11,142	11,132	10,660	9,720
C000243429
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Income ETF
Account Value	$ 10,000	9,612	9,479	9,567	9,710	9,893	9,906	10,200	10,260	10,110	10,040
C000243430
Account Value [Line Items]
Line Graph and Table Measure Name	Foundations Dynamic Value ETF
Account Value	$ 10,000	12,297	11,805	11,805	11,332	11,825	11,332	11,000	10,970	10,440	9,830
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	13,033	12,876	12,430	11,843	12,347	11,962	11,356	11,168	10,683	9,789
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ- 100 Total Return Index
Account Value	$ 10,000	13,138	13,351	12,564	11,809	12,356	12,206	11,580	11,365	10,767	9,716
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	10,929	10,679	10,579	10,403	10,672	10,574	10,726	10,756	10,359	9,910
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 10,000	$ 12,663	$ 12,089	$ 12,169	$ 11,817	$ 12,348	$ 11,811	$ 11,462	$ 11,428	$ 10,829	$ 9,883